Tax Note - Schedule of components of deferred tax assets and liabilities (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	$ (1,529,000)	$ 0
Plant and equipment [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	(12,802,000)	0
Energy tax receivable [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	(490,000)	(490,000)
Digital currencies [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	(186,000)	(266,000)
Right of use asset and lease liability [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	14,000	0
Investments [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	0	(107,000)
Non-capital losses [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	$ 11,935,000	$ 863,000